PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Schedule of Outstanding Balances Between the Group and the Related Party Transactions and Balances (Details) - ARS ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Other receivables	$ 3,660,994	$ 2,758,011
Accounts payable	(3,051,802)	(2,916,722)
Other liabilities – dividends payable	0	(5,681,123)
InterCement Brasil S.A.
Disclosure of transactions between related parties [line items]
Accounts payable	(141,115)	(93,693)
InterCement Trading e Inversiones S.A.
Disclosure of transactions between related parties [line items]
Other receivables	1,693,789	1,306,661
Accounts payable	(778,006)	(516,560)
Intercement Participações S.A.
Disclosure of transactions between related parties [line items]
Other receivables	1,967,205	1,186,085
Accounts payable	(2,132,681)	(2,306,469)
InterCement Trading e Inversiones Argentina S.L
Disclosure of transactions between related parties [line items]
Other receivables	0	265,265
Other liabilities – dividends payable	$ 0	$ (5,681,123)